RESTRUCTURING - Restructuring Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RESTRUCTURING
Cost of restructuring projects	$ 160	$ (69)
Cumulative restructuring charges since the commencement of the organizational realignment	5,080
Restructuring expenses
Employee severance and other benefits	160	(177)
Other shutdown costs		108
Restructuring Charges (Benefits)	$ 160	$ (69)